INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of components of our income tax benefit for the periods

	Year Ended December 31,
	2020	2019	2018
Current income tax expense:
Federal	$—	$—	$—
State	63	252	377
Total current income tax expense	63	252	377
Deferred income tax benefit:
Federal	—	—	—
State	—	—	—
Total deferred income tax benefit	—	—	—
Income Tax Provision	$63	$252	$377

Schedule of a reconciliation of the federal statutory rates to our effective tax rates

	Year Ended December 31,
	2020	2019	2018
U.S. Federal tax benefit at statutory rate	21.0%	21.0%	21.0%
State income taxes, net of federal benefit	3.0	3.2	2.6
Non-deductible expenses and other	0.3	(0.1)	(0.9)
Non-deductible warrant expenses	—	0.4	(1.6)
Loss on convertible note exchange	(2.0)	—	—
Share-based compensation	0.3	(0.4)	0.4
Deduction limitation on executive compensation	(1.8)	—	—
Change in valuation allowance, net	(21.0)	(25.2)	(22.6)
Research and development credits	0.1	1.0	0.9
Effective tax rate	(0.1)%	(0.1)%	(0.2)%

Schedule of components of our deferred tax assets and liabilities

	December 31,	December 31,
	2020	2019
Deferred tax assets:
Accrued and reserves	$4,008	$4,231
Inventory	10,554	15,181
Tax credits	12,953	10,880
Lease Liabilities	16,262	14,800
Net operating loss	205,995	149,141
Total gross deferred tax assets	249,772	194,233
Depreciation and amortization	(2,746)	(4,749)
Goodwill	(290)	(114)
Right-of-use assets	(11,562)	(14,507)
Valuation allowance	(235,174)	(174,863)
Net deferred tax assets	$—	$—

Schedule of tabular reconciliation of the total amounts of unrecognized tax benefits.

	Year Ended December 31,
	2020	2019	2018
Unrecognized tax benefits as of the beginning of the year	$5,033	$2,433	$862
Increases related to prior year tax provisions	182	383	197
Decrease related to prior year tax provisions	(888)	(247)	—
Increase related to current year tax provisions	1,812	2,464	1,374
Unrecognized tax benefits as of the end of the year	$6,139	$5,033	$2,433